Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.63%
Alabama: 0.53%
Utilities revenue: 0.53%
Black Belt Energy Gas District Gas Supply Project #7 Series C-1	4.00%	12-1-2025	$1,000,000	$ 984,619
Colorado: 0.56%
Health revenue: 0.56%
Colorado Health Facilities Authority Hospital CommonSpirit Health Series B-2	5.00	8-1-2049	1,000,000	1,025,484
Georgia: 0.26%
Utilities revenue: 0.26%
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144A	4.00	8-1-2052	500,000	470,460
Guam: 1.33%
Airport revenue: 0.51%
Guam International Airport Authority Revenue Bonds Series A %%	5.25	10-1-2031	325,000	311,157
Guam Port Authority Series 2018B	5.00	7-1-2035	605,000	618,972
				930,129
Utilities revenue: 0.55%
Guam Power Authority Series A	5.00	10-1-2026	500,000	516,952
Guam Power Authority Series A (AGM Insured) øø	5.00	10-1-2030	500,000	500,000
				1,016,952
Water & sewer revenue: 0.27%
Guam Waterworks Authority Water and Wastewater Revenue Bonds Series 2016	5.00	1-1-2046	500,000	503,791
				2,450,872
Illinois: 0.99%
GO revenue: 0.55%
Illinois Series A	5.00	3-1-2024	500,000	507,051
Illinois Series A	5.25	3-1-2037	500,000	503,296
				1,010,347
Miscellaneous revenue: 0.44%
Chicago IL Special Assessment Improvement Bonds Refunding Series 2022 144A	2.53	12-1-2025	335,000	310,413
Illinois Series B	5.25	7-1-2028	500,000	503,440
				813,853
				1,824,200
Minnesota: 93.68%
Airport revenue: 3.38%
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2032	800,000	810,104
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00%	1-1-2026	$1,100,000	$ 1,111,293
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016A	5.00	1-1-2031	250,000	263,989
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016C	5.00	1-1-2046	1,000,000	1,007,362
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016D	5.00	1-1-2041	250,000	250,031
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019A	5.00	1-1-2031	500,000	538,275
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019A	5.00	1-1-2033	200,000	202,385
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2019B	5.00	1-1-2025	1,000,000	1,023,542
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2022A	5.00	1-1-2052	1,000,000	1,014,434
				6,221,415
Education revenue: 21.13%
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	630,579
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	583,314
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	476,877
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	897,029
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	482,068
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	122,108
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	96,653
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	95,656
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	5.25	7-1-2037	400,000	391,138
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	500,730
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	347,478
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	612,393
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	595,217
Minneapolis MN Charter School Northeast College Preparatory Project	5.00	7-1-2055	700,000	556,709
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	70,000	70,136
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,191,718
Minnesota HEFAR College of St. Scholastica Series 2019	4.00	12-1-2040	1,000,000	877,487
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	399,861
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	992,994
Minnesota HEFAR Macalester College	5.00	3-1-2028	400,000	424,315
Minnesota HEFAR Macalester College	5.00	3-1-2030	500,000	533,376
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	377,297
See accompanying notes to portfolio of investments

2  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Minnesota HEFAR St. Catherine University Refunding Bond Series A	5.00%	10-1-2025	$ 570,000	$ 587,160
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,019,397
Minnesota HEFAR St. Johns University	4.00	10-1-2034	200,000	185,502
Minnesota HEFAR St. Johns University	4.00	10-1-2035	170,000	156,529
Minnesota HEFAR St. Johns University	4.00	10-1-2039	200,000	177,303
Minnesota HEFAR St. Johns University	4.00	10-1-2040	200,000	175,840
Minnesota HEFAR St. Olaf College	4.00	10-1-2046	2,750,000	2,462,281
Minnesota HEFAR St. Thomas University Green Bond Series A	5.00	10-1-2026	295,000	309,656
Minnesota HEFAR St. Thomas University Green Bond Series A	5.00	10-1-2052	1,000,000	1,005,639
Minnesota HEFAR St. Thomas University Series 2019	4.00	10-1-2041	515,000	450,670
Minnesota HEFAR St. Thomas University Series 2019	5.00	10-1-2040	750,000	765,643
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	959,141
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	782,894
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	771,992
Minnesota HEFAR St. Thomas University Series B	5.00	10-1-2036	775,000	803,006
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	4.00	11-1-2037	850,000	828,735
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	5.00	11-1-2027	500,000	525,895
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	727,336
Minnesota State Colleges & Universities Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	534,895
Moorhead MN Educational Facilities Revenue Bonds The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,035,690
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	190,000	186,042
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,015,216
Ramsey MN Charter School Pact Charter School Project Series 2022A	5.00	6-1-2032	1,000,000	965,752
St. Cloud MN Charter School Lease Revenue Bonds Athlos Academy of St. Cloud Series A 144A	5.25	6-1-2032	355,000	329,881
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	573,021
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	999,949
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020A	5.00	9-1-2055	400,000	340,321
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	876,459
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2013A	4.00	7-1-2023	45,000	44,706
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2019A	5.00	7-1-2055	750,000	643,923
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	140,659
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,452,306
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	804,701
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,095,917
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
University of Minnesota State Supported Biomedical Science Series 2011B	5.00%	8-1-2035	$ 500,000	$ 554,554
Woodbury MN Charter School Refunding Bond MSA Building Company Series A	4.00	12-1-2050	500,000	383,416
				38,927,160
GO revenue: 19.76%
Becker MN Independent School District #726 Series 2022B (State School District Credit Program Insured)	4.00	2-1-2024	190,000	191,841
Becker MN Independent School District #726 Series 2022B (State School District Credit Program Insured)	4.00	2-1-2026	100,000	101,555
Brainerd MN Independent School District #181 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2043	225,000	210,919
Chaska MN Series C	5.00	2-1-2028	235,000	252,590
Chaska MN Series C	5.00	2-1-2029	250,000	270,969
Chaska MN Series C	5.00	2-1-2030	230,000	251,750
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,075,000	663,644
Elk River MN Series A	3.00	12-1-2044	2,000,000	1,522,213
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2032	1,305,000	889,963
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	739,719
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	478,699
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,120,370
Hennepin County MN Series 2020A	5.00	12-1-2029	2,160,000	2,407,676
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	165,228
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	193,397
Minneapolis MN Special School District #1 Series A (State School District Credit Program Insured)	4.00	2-1-2040	1,150,000	1,072,242
Minnesota Series 2018A	5.00	8-1-2032	2,700,000	2,934,555
Minnesota Series A	5.00	8-1-2039	1,750,000	1,891,523
Minnesota Trunk Highway Series B	4.00	8-1-2031	250,000	256,701
Minnesota Various Purpose Bonds Series 2015A ##	5.00	8-1-2028	3,400,000	3,561,965
Moorhead MN Improvement Series C	4.00	2-1-2027	435,000	443,731
Nashwauk-Keewatin MN Independent School District #319 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2030	250,000	273,810
Nashwauk-Keewatin MN Independent School District #319 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2031	325,000	357,922
Newfolden Minnesota Independent School District #441 School Building Series 2022A (State School District Credit Program Insured) %%	5.00	2-1-2037	250,000	266,180
Newfolden Minnesota Independent School District #441 School Building Series 2022A (State School District Credit Program Insured) %%	5.00	2-1-2038	250,000	265,069
North St. Paul and Maplewood MN Independent School District #622 Facilities Maintenance Series B (State School District Credit Program Insured)	4.00	2-1-2029	2,735,000	2,802,297
See accompanying notes to portfolio of investments

4  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00%	2-1-2030	$ 275,000	$ 302,309
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2031	165,000	182,340
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2032	250,000	276,309
Red Lake County MN Central Independent School District #2906 Series 2022A (State School District Credit Program Insured)	5.00	2-1-2033	310,000	340,496
Rosemount MN Independent School District #196 School Building Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,500,000	1,585,945
Roseville MN Independent School District #623 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2031	2,090,000	2,224,964
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,450,000	1,506,917
Shakopee MN Independent School District #720 Series A (State School District Credit Program Insured)	5.00	2-1-2023	1,000,000	1,006,329
Shakopee MN Independent School District #720 Series B (State School District Credit Program Insured)	5.00	2-1-2025	405,000	420,068
St. Cloud MN Independent School District #742 Series B (State School District Credit Program Insured)	5.00	2-1-2031	200,000	217,995
St. Cloud MN Series A	4.00	2-1-2028	460,000	473,643
St. Cloud MN Series A	4.00	2-1-2029	475,000	488,884
St. Cloud MN Series A	4.00	2-1-2030	495,000	508,977
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2027	485,000	488,117
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2028	220,000	221,321
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2030	440,000	451,938
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2032	530,000	542,291
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2033	555,000	566,303
				36,391,674
Health revenue: 18.81%
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	767,322
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	510,546
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	304,473
Duluth MN EDA HCFR Essentia Health Series A	5.00	2-15-2048	650,000	641,723
Duluth MN EDA HCFR Essentia Health Series A	5.25	2-15-2053	2,500,000	2,501,711
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	872,097
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00%	9-1-2023	$ 655,000	$ 663,247
Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	510,650
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	507,299
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2025	225,000	235,302
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2026	645,000	681,676
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2029	1,000,000	1,090,907
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,061,500
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,025,932
Minneapolis MN Health Care System Fairview Health Services Series 2018A	5.00	11-15-2035	270,000	275,727
Minneapolis MN Health Care System Fairview Health Services Series 2018A	5.00	11-15-2036	400,000	407,962
Minneapolis MN Health Care System Revenue Allina Health System	4.00	11-15-2038	975,000	897,411
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	985,599
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	547,064
Rochester MN HCFR Mayo Clinic Series B (Northern Trust Company SPA) ø	2.45	11-15-2038	5,000,000	5,000,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	745,000	730,641
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	710,607
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	733,710
St. Cloud MN Health Care CentraCare Health System Obligated Group Series A	5.00	5-1-2027	1,785,000	1,849,331
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,048,125
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,043,937
St. Cloud MN Health Care Revenue CentraCare Health System Series A	5.00	5-1-2028	1,550,000	1,600,019
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	576,726
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,044,604
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2025	520,000	536,768
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2028	225,000	231,229
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2031	2,010,000	2,051,581
				34,645,426
Housing revenue: 4.16%
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	846,835
Minnesota HFA Rental Housing Series C (Department of Housing and Urban Development Insured)	0.30	2-1-2024	1,500,000	1,437,545
See accompanying notes to portfolio of investments

6  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Minnesota HFA Residential Housing Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	2.89%	1-1-2045	$ 750,000	$ 749,489
Minnesota HFA Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	640,000	576,245
Minnesota HFA Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	500,000	445,818
Minnesota HFA State Appropriation Bonds Series 2015A	4.00	8-1-2031	300,000	301,827
Minnesota HFA State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,713,745
Minnesota HFA State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	511,961
Minnesota HFA State Appropriation Housing Infrastructure Series B	5.00	8-1-2029	320,000	349,426
Minnesota HFA State Appropriation Housing Infrastructure Series B	5.00	8-1-2030	465,000	511,725
Minnesota HFA State Appropriation Housing Infrastructure Series D	5.00	8-1-2028	200,000	216,075
				7,660,691
Miscellaneous revenue: 13.78%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,018,501
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	243,093
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	240,583
Center City MN HCFR Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	282,393
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	686,650
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2026	395,000	414,574
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2028	700,000	748,179
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	766,517
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2028	290,000	266,913
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2029	300,000	272,470
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2030	310,000	276,934
Minneapolis MN Special School District #1 Certificate of Participation Series A	5.00	4-1-2024	300,000	307,673
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,004,864
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,004,696
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	440,260
Minnesota Rural Water Financial Authority Public Projects Construction Notes	2.63	12-1-2023	1,500,000	1,467,350
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00	2-1-2025	205,000	206,304
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75	2-1-2042	2,145,000	2,268,397
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00%	2-1-2024	$1,100,000	$ 1,102,379
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,547,316
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	505,007
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,010,799
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2023	230,000	230,301
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	130,805
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	216,932
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	516,450
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	361,040
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	252,267
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	262,454
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	267,342
St. Paul MN Independent School District #625 Certificate of Participation Series C (State School District Credit Program Insured)	5.00	2-1-2030	2,965,000	3,156,232
White Bear Lake MN Independent School District #624 Certificate of Participation Series B	5.00	4-1-2026	830,000	871,356
White Bear Lake MN Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,040,070
				25,387,101
Resource recovery revenue: 0.63%
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,156,390
Tax revenue: 0.75%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,376,875
Transportation revenue: 0.86%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	527,638
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	547,131
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	506,788
				1,581,557
Utilities revenue: 10.42%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	4.00	1-1-2042	350,000	317,858
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2029	315,000	340,391
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2030	210,000	228,738
See accompanying notes to portfolio of investments

8  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00%	1-1-2031	$ 350,000	$ 382,012
Elk River MN Series B	5.00	8-1-2028	300,000	322,964
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	702,076
Minnesota Municipal Gas Agency Series 2022 (Royal Bank of Canada LIQ)	4.00	12-1-2052	3,000,000	2,985,529
Northern Minnesota Municipal Power Agency Electric System Series 2013A	4.00	1-1-2028	450,000	450,623
Northern Minnesota Municipal Power Agency Electric System Series 2013A	5.00	1-1-2024	500,000	501,973
Northern Minnesota Municipal Power Agency Electric System Series 2013A	5.00	1-1-2031	745,000	747,915
Northern Minnesota Municipal Power Agency Electric System Series 2016	5.00	1-1-2025	205,000	212,234
Northern Minnesota Municipal Power Agency Electric System Series 2016	5.00	1-1-2030	520,000	545,015
Northern Minnesota Municipal Power Agency Electric System Series 2016	5.00	1-1-2031	350,000	366,728
Northern Minnesota Municipal Power Agency Electric System Series 2017	5.00	1-1-2036	100,000	104,734
Northern Minnesota Municipal Power Agency Electric System Series 2017	5.00	1-1-2041	400,000	416,633
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2025	315,000	321,641
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2026	250,000	255,271
Rochester MN Electric Utility Revenue Series 2017A	5.00	12-1-2037	500,000	525,144
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2032	700,000	762,290
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2033	560,000	605,809
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2034	615,000	661,544
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	500,244
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2023	200,000	198,918
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2027	100,000	94,855
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2034	225,000	187,388
St. Paul MN Port Authority District Energy Revenue Series 1	4.00	10-1-2028	400,000	406,393
St. Paul MN Port Authority District Energy Revenue Series 1	4.00	10-1-2041	500,000	459,337
Western Minnesota Municipal Power Agency Revenue Refunding Series A %%	5.00	1-1-2030	625,000	686,289
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2027	1,565,000	1,570,170
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2030	1,000,000	1,002,549
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2031	1,000,000	1,046,229
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2032	1,250,000	1,277,398
				19,186,892
				172,535,181
New York: 0.15%
Health revenue: 0.15%
Westchester County NY Local Development Corporation Kendal on Hudson Obligated Group Series B %%	5.00	1-1-2027	275,000	281,270
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Puerto Rico: 1.13%
Health revenue: 0.73%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project		4.00%	7-1-2037	$ 275,000	$ 230,010
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project		5.00	7-1-2028	760,000	795,713
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021		5.00	7-1-2031	300,000	316,246
					1,341,969
Miscellaneous revenue: 0.40%
Puerto Rico Housing Finance Authority Capital Fund Modernization Program Refunding Bonds Series 2020		5.00	12-1-2022	735,000	737,038
					2,079,007
Total Municipal obligations (Cost $192,925,237)					181,651,093
Total investments in securities (Cost $192,925,237)	98.63%				181,651,093
Other assets and liabilities, net	1.37				2,525,094
Total net assets	100.00%				$184,176,187

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments

10  |  Allspring Minnesota Tax-Free Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$181,651,093	$0	$181,651,093
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Minnesota Tax-Free Fund  |  11